Borrowings	12 Months Ended
Dec. 31, 2020
Borrowings
Borrowings

NOTE P. BORROWINGS

Short-Term Debt

($ in millions)
At December 31:	2020	2019
Commercial paper	$—	$304
Short-term loans	130	971
Long-term debt—current maturities	7,053	7,522
Total	$7,183	$8,797

The weighted-average interest rate for commercial paper at December 31, 2019 was 1.6 percent. The weighted-average interest rate for short-term loans was 5.7 percent and 6.1 percent at December 31, 2020 and 2019, respectively.

Long-Term Debt

Pre-Swap Borrowing

($ in millions)
At December 31:	Maturities	2020	2019
U.S. dollar debt (weighted-average interest rate at December 31, 2020):*
2.3%	2020	$—	$4,326
1.3%	2021	5,499	8,498
2.6%	2022	6,233	6,289
3.3%	2023	2,395	2,388
3.3%	2024	5,029	5,045
6.8%	2025	631	636
3.3%	2026	4,370	4,350
3.0%	2027	2,219	969
6.5%	2028	313	313
3.5%	2029	3,250	3,250
2.0%	2030	1,350	—
5.9%	2032	600	600
8.0%	2038	83	83
4.5%	2039	2,745	2,745
2.9%	2040	650	—
4.0%	2042	1,107	1,107
7.0%	2045	27	27
4.7%	2046	650	650
4.3%	2049	3,000	3,000
3.0%	2050	750	—
7.1%	2096	316	316
		$41,218	$44,594
Other currencies (weighted-average interest rate at December 31, 2020, in parentheses):*
Euro (1.1%)	2021-2040	$18,355	$14,306
Pound sterling (2.6%)	2021-2022	411	1,390
Japanese yen (0.3%)	2022-2026	1,409	1,339
Other (3.7%)	2021-2024	324	375
		$61,718	$62,003
Finance lease obligations (1.5%)	2021-2030	296	204
		$62,013	$62,207
Less: net unamortized discount		875	881
Less: net unamortized debt issuance costs		156	142
Add: fair value adjustment**		426	440
		$61,408	$61,624
Less: current maturities		7,053	7,522
Total		$54,355	$54,102

*	Includes notes, debentures, bank loans and secured borrowings.
**

The portion of the company’s fixed-rate debt obligations that is hedged is reflected in the Consolidated Balance Sheet as an amount equal to the sum of the debt’s carrying value and a fair value adjustment representing changes in the fair value of the hedged debt obligations attributable to movements in benchmark interest rates.

The company’s indenture governing its debt securities and its various credit facilities each contain significant covenants which obligate the company to promptly pay principal and interest, limit the aggregate amount of secured indebtedness and sale and leaseback transactions to 10 percent of the company’s consolidated net tangible assets, and restrict the company’s ability to merge or consolidate unless certain conditions are met. The credit facilities also include a covenant on the company’s consolidated net interest expense ratio, which cannot be less than 2.20 to 1.0, as well as a cross default provision with respect to other defaulted indebtedness of at least $500 million.

The company is in compliance with all of its debt covenants and provides periodic certifications to its lenders. The failure to comply with its debt covenants could constitute an event of default with respect to the debt to which such provisions apply. If certain events of default were to occur, the principal and interest on the debt to which such event of default applied would become immediately due and payable.

In the first half of 2019, the company issued an aggregate of $20 billion of U.S. dollar fixed- and floating-rate notes and $5.7 billion of Euro fixed-rate notes. The proceeds were primarily used for the acquisition of Red Hat. For additional information on this transaction, refer to note E, “Acquisitions & Divestitures.” In the first half of 2020, the company issued an aggregate of $4.1 billion of Euro fixed-rate notes and $4.0 billion of U.S. dollar fixed-rate notes. The proceeds from the Euro issuance were primarily used to early redeem outstanding fixed-rate notes which were due in 2021 in the aggregate amount of $2.9 billion. The company incurred a loss of $49 million in the first quarter of 2020 upon redemption, which was recorded in other (income) and expense in the Consolidated Income Statement.

Post-Swap Borrowing (Long-Term Debt, Including Current Portion)

($ in millions)
	2020		2019
		Weighted-Average		Weighted-Average
For the year ended December 31:	Amount	Interest Rate	Amount	Interest Rate
Fixed-rate debt	$53,442	2.7%	$52,169	2.9%
Floating-rate debt*	7,966	1.1%	9,455	2.2%
Total	$61,408		$61,624

*

Includes $2,975 million in 2020 and 2019 of notional interest rate swaps that effectively convert fixed-rate long-term debt into floating-rate debt. Refer to note T, “Derivative Financial Instruments,” for additional information.

Pre-swap annual contractual obligations of long-term debt outstanding at December 31, 2020, are as follows:

($ in millions)
Total
2021	$7,053
2022	7,345
2023	5,807
2024	6,506
2025	4,282
Thereafter	31,020
Total	$62,013

Interest on Debt

($ in millions)
For the year ended December 31:	2020	2019	2018
Cost of financing	$451	$608	$757
Interest expense	1,288	1,344	723
Interest capitalized	6	5	3
Total interest paid and accrued	$1,745	$1,957	$1,482

Refer to the related discussion in note D, “Segments,” for total interest expense of the Global Financing segment. Refer to note T, “Derivative Financial Instruments,” for a discussion of the use of foreign currency denominated debt designated as a hedge of net investment, as well as a discussion of the use of currency and interest rate swaps in the company’s debt risk management program.

Lines of Credit

On July 2, 2020, the company and IBM Credit LLC entered into a new $2.5 billion 364-day Credit Agreement to replace the existing $2.5 billion 364-day Credit Agreement, and also extended the maturity date of the existing $2.5 billion Three-Year Credit Agreement. The new maturity dates for the 364-day and Three-Year Credit Agreements are July 1, 2021 and July 20, 2023, respectively. The company also amended its $10.25 billion Five-Year Credit Agreement to include an option exercisable in 2021 to extend the current maturity date of July 20, 2024 by an additional two years. Each of the facility sizes remained unchanged. The total expense recorded by the company related to the Five-Year Credit Agreement was $8 million in 2020, $7 million in 2019 and $7 million in 2018. The total expense recorded by the company related to the 364-day and Three-Year Credit Agreements was $4 million in 2020, $2 million in 2019 and $2 million in 2018. The Five-Year Credit Agreement permits the company and its subsidiary borrowers to borrow up to $10.25 billion on a revolving basis. Borrowings of the subsidiary borrowers will be unconditionally backed by the company. The company may also, upon the agreement of either existing lenders, or of additional banks not currently party to the Five-Year Credit Agreement, increase the commitments under the Credit Agreement up to an additional $1.75 billion. The 364-day Credit Agreement and the Three-Year Credit Agreement allow the company and IBM Credit (each a Borrower) to borrow up to an aggregate of $5 billion on a revolving basis. Neither Borrower is a guarantor or co-obligor of the other Borrower under the 364-day and Three-Year Credit Agreements. Subject to certain conditions stated in the Five-Year, 364-day and Three-Year Credit Agreements (the Credit Agreements), the Borrowers may borrow, prepay and re-borrow amounts under the Credit Agreements at any time during the term of such agreements. Funds borrowed may be used for the general corporate purposes of the Borrowers.

Interest rates on borrowings under the Credit Agreements will be based on prevailing market interest rates, as further described in the Credit Agreements. The Credit Agreements contain customary representations and warranties, covenants, events of default, and indemnification provisions. The company believes that circumstances that might give rise to breach of these covenants or an event of default, as specified in the Credit Agreements, are remote. The company also has other committed lines of credit in some of the geographies which are not significant in the aggregate. Interest rates and other terms of borrowing under these lines of credit vary from country to country, depending on local market conditions.

As of December 31, 2020, there were no borrowings by the company, or its subsidiaries, under these credit facilities.